Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment
Property, plant and equipment

12. Property, plant and equipment

Thousands of euros	IT & machinery	Furniture	Laboratory equipment	Leasehold improvements	TOTAL
COST
Balance at December 31, 2014	1,763	402	732	1,215	4,113
Additions	9	4	21	—	34
Acquisition Coretherapix (Note 4)	5	14	90	—	109

Balance at December 31, 2015	1,777	421	843	1,215	4,256

Additions	46	154	481	818	1,499
Disposals	(2)	—	(1)	(879)	(881)

Balance at December 31, 2016	1,822	575	1,324	1,154	4,874
Additions	19	155	1,078	1,332	2,584
Disposals	—	—	68	632	700

Balance at December 31, 2017	1,841	730	2,470	3,118	8,159

ACCUMULATED DEPRECIATION AND IMPAIRMENT
Balance at December 31, 2014	(1,422)	(394)	(697)	(999)	(3,512)

Depreciation expense	(12)	(24)	(109)	(115)	(260)

Balance at December 31, 2015	(1,434)	(419)	(806)	(1,114)	(3,772)

Depreciation expense	(11)	(38)	(131)	(6)	(186)
Eliminated on disposals	—	—	—	725	725

Balance at December 31, 2016	(1,445)	(456)	(937)	(395)	(3,233)

Depreciation expense	(20)	(47)	(301)	(93)	(460)
Eliminated on disposals	—	—	(3)	—	(3)

Balance at December 31, 2017	(1,465)	(503)	(1,241)	(488)	(3,696)

Carrying amount at December 31, 2015	343	4	37	101	484
Carrying amount at December 31, 2016	377	118	387	759	1,642

Carrying amount at December 31, 2017	376	227	1,229	2,631	4,463

In the licence agreement signed with Takeda, TiGenix and Takeda agreed that an expansion of the capacity of the current manufacturing plant of TiGenix was necessary in order to achieve a minimum volume of production of doses, and Takeda committed to contribute to that expansion assuming 50% of the capital investment. On October 25, 2017 we signed a manufacturing agreement with Takeda governing, among other things, the specific aspects of this contribution.This explains the additions in laboratory equipment and leashold improvements.

Since TiGenix will be the owner of the resulting expansion of the manufacturing facilities, this contribution received from Takeda is considered to remunerate the initial production of doses to be delivered to Takeda from the moment Cx601 is approved for commercialization until Takeda is in a position to manufacture Cx601 itself. As of December 31, 2017 an amount of EUR 1.3 million has been recorded as deferred income in connection with this contribution from Takeda, of which EUR 0.8 million relates to cash already received and EUR 0.5 million has been recorded as an account receivable based on the level of capital investment already incurred.

During 2016, TiGenix SAU increased its leased offices in Madrid and started working to increase the capacity of its manufacturing plant (at December 31, 2016, 0.6 million euros were under construction). At December 31, 2016 there were commitments with corresponding suppliers for a total amount of 0.4 million euros.

On July 31, 2015 the Group acquired Coretherapix as well as certain Coretherapix property, plant and equipment with a fair value of 109 thousand euros. (See note 4).